UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        5/4/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/07
                              RUN DATE: 03/31/07

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   46
                                        --------------------

Form 13F Information Table Value Total:           $106,984
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       4,736   221,400                 SOLE          0      221,400
 ADMINISTAFF INC                  COM         007094105         444    12,600                 SOLE          0       12,600
 AGILYSYS INC                     COM         00847J105       1,415    62,993                 SOLE          0       62,993
 AMEDISYS INC                     COM         023436108       1,413    43,563                 SOLE          0       43,563
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,774    72,300                 SOLE          0       72,300
 BELDEN INC                       COM         77459105        1,999    37,300                 SOLE          0       37,300
 CHECKPOINT SYSTEMS INC           COM         162825103       3,286   138,900                 SOLE          0      138,900
 CIMAREX ENERGY                   COM         171798101       4,779   129,100                 SOLE          0      129,100
 COGNEX CORP                      COM         192422103         835    38,525                 SOLE          0       38,525
 COHERENT INC                     COM         192479103       1,427    44,973                 SOLE          0       44,973
 COMMSCOPE INC                    COM         203372107       1,401    32,650                 SOLE          0       32,650
 CRANE CO                         COM         224399105       3,755    92,900                 SOLE          0       92,900
 CSG SYS INTL INC                 COM         126349109       5,987   239,286                 SOLE          0      239,286
 CURTISS WRIGHT CORP              COM         231561101       2,902    75,300                 SOLE          0       75,300
 CYMER INC                        COM         232572107       1,069    25,717                 SOLE          0       25,717
 DATASCOPE CORP                   COM         238113104         741    20,472                 SOLE          0       20,472
 EFUNDS CORP                      COM         28224R101         643    24,100                 SOLE          0       24,100
 FORWARD AIR CORPORATION          COM         349853101       1,228    37,351                 SOLE          0       37,351
 FTD GROUP INC                    COM         30267U108          66     4,000                 SOLE          0        4,000
 GARDNER DENVER INC               COM         365558105         551    15,800                 SOLE          0       15,800
 GLOBAL PAYMENTS INC              COM         37940X102       5,028   147,620                 SOLE          0      147,620
 GREATBATCH INC                   COM         39153L106       1,449    56,822                 SOLE          0       56,822
 HEARTLAND EXPRESS INC            COM         422347104         402    25,333                 SOLE          0       25,333
 HYDRIL                           COM         448774109         491     5,098                 SOLE          0        5,098
 KAYDON CORP                      COM         486587108       6,567   154,291                 SOLE          0      154,291
 KEANE INC                        COM         486665102       1,439   105,950                 SOLE          0      105,950
 LINCOLN EDUCATIONAL SERVICES     COM         533535100         811    57,087                 SOLE          0       57,087
 MARINE PRODUCTS CORP             COM         568427108       1,367   142,832                 SOLE          0      142,832
 THE MEN'S WEARHOUSE INC          COM         587118100         819    17,400                 SOLE          0       17,400
 MIDDLEBY CORP                    COM         596278101       2,049    15,542                 SOLE          0       15,542
 MKS INSTRUMENTS INC              COM         55306N104       6,769   265,232                 SOLE          0      265,232
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,122    45,450                 SOLE          0       45,450
 MTS SYS CORP                     COM         553777103       2,485    63,968                 SOLE          0       63,968
 MUELLER INDUSTRIES INC           COM         624756102         737    24,500                 SOLE          0       24,500
 NCI BLDG SYS INC                 COM         628852105         649    13,600                 SOLE          0       13,600
 PEROT SYSTEMS CORP SERIES A      COM         714265105       4,462   249,700                 SOLE          0      249,700
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,317    68,776                 SOLE          0       68,776
 PROVIDENCE SERVICE CORP          COM         743815102       2,220    93,581                 SOLE          0       93,581
 RADIATION THERAPY SERVICES       COM         750323206       3,151   102,840                 SOLE          0      102,840
 ROLLINS INC                      COM         775711104       2,703   117,450                 SOLE          0      117,450
 SIMPSON MANUFACTURING CO INC     COM         829073105       2,274    73,750                 SOLE          0       73,750
 TECHNITROL INC                   COM         878555101       4,705   179,650                 SOLE          0      179,650
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       2,220    41,596                 SOLE          0       41,596
 VITAL SIGNS INC                  COM         928469105       1,787    34,382                 SOLE          0       34,382
 W-H ENERGY SERVICES INC          COM         92925E108       1,678    35,900                 SOLE          0       35,900
 WABTEC CORP                      COM         929740108       5,834   169,150                 SOLE          0      169,150
